Inventory (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Inventory [Line Items]
Long-term inventory	$ 25.7	$ 30.0
Mining and processing costs, inventories	345.4	393.1
Amortization costs, Inventories	$ 165.0	166.6
Inventory write-down		64.0
Impairment loss		64.0
Impairment loss net of tax		49.9
Mining [Member]
Inventory [Line Items]
Inventory write-down		62.5
Amortization [Member]
Inventory [Line Items]
Inventory write-down		$ 1.5